Unaudited Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 CNY (¥) ¥ / shares	Sep. 30, 2021 CNY (¥) ¥ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 CNY (¥) ¥ / shares
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	¥ 313,670	$ 48,681	¥ 285,607	¥ 628,844	$ 97,595	¥ 566,520
Cost of revenues	(46,209)	(7,172)	(44,698)	(94,050)	(14,596)	(88,161)
Gross profit	267,461	41,509	240,909	534,794	82,999	478,359
Operating expenses
Research and development	(5,573)	(865)	(4,953)	(10,671)	(1,656)	(9,298)
Sales and marketing	(56,924)	(8,834)	(54,124)	(116,327)	(18,054)	(109,184)
General and administrative	(44,512)	(6,908)	(42,671)	(90,788)	(14,090)	(87,207)
Total operating expenses	(107,009)	(16,607)	(101,748)	(217,786)	(33,800)	(205,689)
Operating income	160,452	24,902	139,161	317,008	49,199	272,670
Other income/(expenses), net
Interest income	7,989	1,240	8,810	16,179	2,511	15,577
Foreign currency exchange gains/(losses)	(15)	(2)	66	131	20	108
Change in fair value of equity securities	(12,616)	(1,958)	5,699	(7,015)	(1,089)	24,104
Dividend income			1,281	1,120	174	1,281
Others	583	90	1,195	1,222	190	2,918
Total other income/(expenses), net	(4,059)	(630)	17,051	11,637	1,806	43,988
Income before income tax	156,393	24,272	156,212	328,645	51,005	316,658
Income tax expense	(28,251)	(4,384)	(22,890)	(61,517)	(9,547)	(48,911)
Net income	128,142	19,888	133,322	267,128	41,458	267,747
Net income attributable to non-controlling interests	(2,406)	(373)	(1,888)	(4,971)	(772)	(3,804)
Net income attributable to Global Cord Blood Corporation's shareholders	¥ 125,736	$ 19,515	¥ 131,434	¥ 262,157	$ 40,686	¥ 263,943
Earnings per share:
Basic | (per share)	¥ 1.03	$ 0.16	¥ 1.08	¥ 2.15	$ 0.33	¥ 2.17
Diluted | (per share)	¥ 1.03	$ 0.16	¥ 1.08	¥ 2.15	$ 0.33	¥ 2.17
Other comprehensive losses, net of nil income taxes
Foreign currency translation adjustments	¥ (229)	$ (36)	¥ (4,202)	¥ (2,175)	$ (338)	¥ (4,641)
Comprehensive income	127,913	19,852	129,120	264,953	41,120	263,106
Comprehensive income attributable to non-controlling interests	(2,406)	(373)	(1,888)	(4,971)	(772)	(3,804)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	¥ 125,507	$ 19,479	¥ 127,232	¥ 259,982	$ 40,348	¥ 259,302